Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0001333986
Registrant Name	Equitable Holdings, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES